Long-Term Deposits (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Rental deposits	$ 159,140	$ 132,043
Prepayments for equipment	176,738	162,563
Total	$ 335,878	$ 294,606